Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
12. TAXATION
(a) Value added tax
The Group is subject to statutory VAT rate of 6% for revenues from online recruitment service in the PRC. Huapin and Glory, as consumer service companies, are allowed to enjoy additional
10% VAT-in super
deduction from April 1, 2019 to December 31, 2021 (Note 10).
(b) Income tax
Cayman Islands
The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, no Cayman Islands withholding tax will be imposed upon payments of dividends to shareholders.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
Under the PRC Enterprise Income Tax Law (the “EIT Law”), which is effective from January 1, 2008, domestic enterprises and foreign investment enterprises are subject to a uniform enterprise income tax rate of 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for
the HNTE certificate when the prior certificate expires.
Huapin is qualified as a HNTE and enjoys a preferential income tax rate of 15% for the years presented, which will expire in 2022 and need to be re-applied.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses incurred as tax deductible expenses when determining their assessable profits for the year. The additional deduction of 75% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.
United States
The Company’s subsidiary in California, United States is subject to U.S. federal corporate tax and California corporate franchise tax on its taxable income as reported in its statutory financial statements adjusted in accordance with relevant U.S. tax laws. The applicable U.S. federal corporate tax rate is 21% and the California corporate franchise tax rate is 8.84% in 2019, 2020 and 2021.
Components of loss before tax are as follow:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
(Loss)/Income from PRC entities	(483,970)	(311,483)	610,813
Loss from overseas entities	(18,085)	(630,412)	(1,622,360)

Total loss before tax	(502,055)	(941,895)	(1,011,547)

Components of income tax expense are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	—	—	59,527
The following table sets forth a reconciliation between the PRC statutory income tax rate of 25% and the Group’ effective tax rate:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC s tatutory income tax rate	25.00%	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions (1)	(0.25)%	(15.82)%	(37.89)%
Permanent difference (2)	5.30%	2.22%	1.24%
Effect of preferential tax rates	(10.03)%	(3.36)%	5.15%
Changes in valuation allowance	(19.97)%	(7.89)%	(8.38)%
Others	(0.05)%	(0.15)%	9.00%

Effective tax rate	—	—	(5.88)%

(1)	The tax rate difference was mainly attributed to net loss of the Company, which is located in the Cayman Islands and exempted from income tax.
(2)	The permanent differences are primarily related to additional tax deductions for qualified research and development expenses offset by non-deductible share-based compensation expenses.
(c) Deferred tax asset
s
The following table sets forth the significant components of the deferred tax assets:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Net operating loss carry-forwards	86,628	86,679	70,985
Deductible advertising expenses	87,639	161,842	262,801
Others	1,490	1,511	1,062

Total deferred tax assets	175,757	250,032	334,848
Less: valuation allowance	(175,757)	(250,032)	(334,848)

Total deferred tax assets, net of valuation allowance	—	—	—

As of December 31, 2021, the Group had accumulated tax losses of approximately RMB308.9 million, mainly derived from entities incorporated in the PRC. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period is extended to 10 years for entities qualified as HNTE in 2019 and thereafter. The tax losses in Hong Kong can be carried forward with no expiration date. Under the U.S. tax law, majority of the Group’s federal tax losses arose in tax years beginning after December 31, 2017 and can be carried forward indefinitely. California state tax losses can be carried forward for up to 20 years.
The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business
. Valuation allowances are established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group believes that it is more likely than not that these deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2019, 2020 and

2021.

Movements of valuation allowance are as follows
:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	75,501	175,757	250,032
Change in valuation allowance	100,256	74,275	84,816

Balance at end of the year	175,757	250,032	334,848